Share Capital and Reserves (Details) - Schedule of Outstanding Stock Options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Outstanding Stock Options [Abstract]
Number Outstanding, Beginning Balance	227,788	129,451
Weighted Average Exercise Price, Beginning Balance	$ 37.13	$ 63.6
Number Outstanding, Granted	400,000	104,520
Number Outstanding, Granted	$ 0.9	$ 6.19
Number of Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number of Outstanding, Forfeited	(133,705)	(6,183)
Weighted Average Exercise Price, Forfeited	$ 29.63	$ 92.81
Number Outstanding, Ending Balance	494,083	227,788
Weighted Average Exercise Price, Ending Balance	$ 9.83	$ 37.13